INCOME TAXES (Narrative) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 06, 2012	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2012 CNY (¥)
Income Tax Contingency [Line Items]
Unrecognized tax benefits if recognized that would affect effective tax rate		$ 2,159		¥ 13,067	¥ 14,342	¥ 13,985
Recognizes interest and penalties accrued		700	¥ 4,534	2,119	2,463
Unrecognized tax benefits reversed		95		2,469	241	614
Accrued interest and penalties		$ 1,063		2,963	3,313	6,884
Statute of limitation period		In general, the PRC tax authorities have up to three to five years to conduct examinations of the Group's tax filings.	In general, the PRC tax authorities have up to three to five years to conduct examinations of the Group's tax filings.
Net operating losses		$ 15,143				98,098
Reversal of deferred tax liabilities arising from outside basis differences of foreign subsidiaries and VIEs					¥ 88,796
Cumulative temporary differences of investments in foreign subsidiaries		65,970		542,027		427,340
Unrecognized deferred tax liabilities		$ 6,597		¥ 54,203		¥ 42,734
Dividend Declared [Member]
Income Tax Contingency [Line Items]
Distribution of dividends to all ordinary shareholders	Dec. 06, 2012
Dividends Payable, amount							¥ 90,000
Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Year open for examination		2012	2012
Net operating losses expiration year		2016	2016
Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Year open for examination		2015	2015
Net operating losses expiration year		2020	2020